Financial assets at fair value through profit or loss - Breakdown by issuing entity and credit rating (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 6,926
Fair value	6,991
Financial assets held for trading
Financial assets at fair value through profit or loss
Nominal value	6,841
Fair value	6,902
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Nominal value	736
Fair value	734
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	729
Fair value	727
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Italy
Financial assets at fair value through profit or loss
Nominal value	56
Fair value	€ 57
Rating - Moody's	Baa2
Rating - S&P	BBB+
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | United States of America
Financial assets at fair value through profit or loss
Nominal value	€ 483
Fair value	€ 481
Rating - Moody's	Aa1
Rating - S&P	AA+
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | France
Financial assets at fair value through profit or loss
Nominal value	€ 65
Fair value	€ 65
Rating - Moody's	Aa3
Rating - S&P	A+
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Nominal value	€ 125
Fair value	€ 124
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 7
Fair value	7
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate | Italy
Financial assets at fair value through profit or loss
Nominal value	7
Fair value	€ 7
Rating - Moody's	Baa2
Rating - S&P	BBB+
Financial assets held for trading | Other Bonds
Financial assets at fair value through profit or loss
Nominal value	€ 6,105
Fair value	6,168
Financial assets held for trading | Other Bonds | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	4,350
Fair value	4,401
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	2,909
Fair value	€ 2,940
Rating - Moody's	from Aaa to Ba2
Rating - S&P	from AAA to BB
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	€ 1,086
Fair value	€ 1,098
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Financial assets held for trading | Other Bonds | Fixed rate | Other bonds
Financial assets at fair value through profit or loss
Nominal value	€ 355
Fair value	€ 363
Rating - Moody's	from Aaa to Ba1
Rating - S&P	from AAA to BB+
Financial assets held for trading | Other Bonds | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 1,755
Fair value	1,767
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	608
Fair value	€ 612
Rating - Moody's	from Aa2 to Ba1
Rating - S&P	from AA to BB+
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	€ 867
Fair value	€ 873
Rating - Moody's	from Aa1 to Baa2
Rating - S&P	from AA+ to BBB
Financial assets held for trading | Other Bonds | Floating rate | Other bonds
Financial assets at fair value through profit or loss
Nominal value	€ 280
Fair value	€ 282
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 85
Fair value	€ 89
Rating - Moody's	from Aaa to Baa1
Rating - S&P	from AAA to BBB+